Note 10 - Stock Options and Warrants (Detail) - Outstanding Vested Warrant Activity (Stock Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Warrants [Member]
Number Outstanding	4,381,751	770,500
Weighted Average Exercise Price (in Dollars per share)	$ 0.265	$ 0.150
Weighted Average Remaining Contractual Life	1 year 361 days	1 year 244 days
Warrants issued	3,611,251
Warrants issued (in Dollars per share)	$ 0.29
Warrants issued	2 years 83 days